NATIXIS FUNDS TRUST I

May 5, 2009

Via EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Natixis Funds Trust I
(File Nos.: 2-98326 and 811-04323)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information for CGM Advisor Targeted Equity Fund, Hansberger International Fund, Natixis Income Diversified Portfolio, Natixis U.S. Diversified Portfolio and Vaughan Nelson Small Cap Value Fund, each a series of Natixis Funds Trust I, does not differ from that contained in Post-Effective Amendment No. 78 that was filed electronically on April 30, 2009.

If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary